Leases - Summary of Components of Right of Use Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases [Line Items]
Opening balance	kr 7,948
Depreciation	(2,451)	kr (2,277)
Impairment losses	66	0
Closing balance	7,870	7,948
Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	14,857	12,778
Additions	1,954	2,017
Balances regarding acquired/divested business	334	(21)
Terminations	(897)	(575)
Translation differences	948	658
Closing balance	17,196	14,857
Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(6,261)	(4,145)
Depreciation	(2,451)	(2,277)
Balances regarding acquired/divested business		14
Terminations	552	391
Translation differences	(396)	(244)
Closing balance	(8,556)	(6,261)
Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	(303)	(340)
Impairment losses	(66)
Terminations	27	63
Translation differences	(32)	(26)
Closing balance	(374)	(303)
Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	(345)	(313)
Translation differences	(51)	(32)
Closing balance	(396)	(345)
Real estate [Member]
Disclosure Of Leases [Line Items]
Opening balance	7,421
Closing balance	7,336	7,421
Real estate [Member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	13,756	11,784
Additions	1,650	1,759
Balances regarding acquired/divested business	334	(10)
Terminations	(719)	(395)
Translation differences	874	618
Closing balance	15,895	13,756
Real estate [Member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(5,687)	(3,700)
Depreciation	(2,141)	(2,002)
Balances regarding acquired/divested business		8
Terminations	393	233
Translation differences	(354)	(226)
Closing balance	(7,789)	(5,687)
Real estate [Member] | Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	(303)	(340)
Impairment losses	(66)
Terminations	27	63
Translation differences	(32)	(26)
Closing balance	(374)	(303)
Real estate [Member] | Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	(345)	(313)
Translation differences	(51)	(32)
Closing balance	(396)	(345)
Vehicles [member]
Disclosure Of Leases [Line Items]
Opening balance	435
Closing balance	369	435
Vehicles [member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	930	823
Additions	168	258
Balances regarding acquired/divested business		(11)
Terminations	(178)	(180)
Translation differences	78	40
Closing balance	998	930
Vehicles [member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(495)	(390)
Depreciation	(250)	(251)
Balances regarding acquired/divested business		6
Terminations	159	158
Translation differences	(43)	(18)
Closing balance	(629)	(495)
Other [member]
Disclosure Of Leases [Line Items]
Opening balance	92
Closing balance	165	92
Other [member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	171	171
Additions	136
Translation differences	(4)
Closing balance	303	171
Other [member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(79)	(55)
Depreciation	(60)	(24)
Translation differences	1
Closing balance	kr (138)	kr (79)